KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communications - 4.0%
Entertainment Content - 1.4%
Walt Disney Company (The) (a)	1,750	$ 146,440

Internet Media & Services - 2.6%
Alphabet, Inc. - Class A (a)	2,095	285,276

Consumer Discretionary - 11.6%
Apparel & Textile Products - 3.9%
Levi Strauss & Company - Class A	11,340	156,152
Tapestry, Inc.	4,125	137,445
VF Corporation	6,060	119,745
		413,342
Automotive - 2.2%
Modine Manufacturing Company (a)	3,350	159,426
Tesla, Inc. (a)	295	76,134
		235,560
Home & Office Products - 2.7%
Panasonic Holdings Corporation - ADR	25,415	293,289

Leisure Facilities & Services - 1.2%
Sweetgreen, Inc. - Class A (a)	9,094	130,590

Retail - Discretionary - 1.6%
Williams-Sonoma, Inc.	1,205	170,146

Consumer Staples - 7.5%
Food - 2.7%
Associated British Foods plc - ADR	5,325	135,787
TreeHouse Foods, Inc. (a)	3,280	152,586
		288,373
Retail - Consumer Staples - 4.8%
Kroger Company (The)	3,560	165,148
Sprouts Farmers Market, Inc. (a)	4,025	164,180
Walmart, Inc.	1,115	181,310
		510,638

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Energy - 10.6%
Renewable Energy - 10.6%
Array Technologies, Inc. (a)	9,995	$ 248,576
EnerSys	1,036	108,759
Enphase Energy, Inc. (a)	1,902	240,660
First Solar, Inc. (a)	525	99,288
Shoals Technologies Group, Inc. - Class A (a)	8,440	166,099
SolarEdge Technologies, Inc. (a)	1,006	163,545
Stem, Inc. (a)	20,750	105,618
		1,132,545
Financials - 9.6%
Asset Management - 2.8%
UBS Group AG	11,150	297,817

Banking - 3.9%
BNP Paribas S.A. - ADR	6,507	210,501
ING Groep N.V. - ADR	14,753	208,755
		419,256
Institutional Financial Services - 1.5%
Goldman Sachs Group, Inc. (The)	490	160,578

Insurance - 1.4%
AXA S.A. - ADR	5,210	156,821

Health Care - 7.3%
Biotech & Pharma - 7.3%
AstraZeneca plc - ADR	3,080	208,886
Merck & Company, Inc.	1,025	111,704
Novo Nordisk A/S - ADR	1,300	241,306
Sanofi - ADR	4,195	223,090
		784,986
Industrials - 23.5%
Diversified Industrials - 2.0%
Eaton Corporation plc	910	209,637

Electrical Equipment - 11.4%
Carrier Global Corporation	5,295	304,198

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 23.5% (Continued)
Electrical Equipment - 11.4% (Continued)
Daikin Industrials Ltd. - ADR	12,705	$ 219,416
Preformed Line Products Company	651	110,338
Prysmian S.p.A. - ADR	9,185	187,833
Schneider Electric SE - ADR	6,163	211,576
Trimble, Inc. (a)	3,465	189,847
		1,223,208
Engineering & Construction - 2.7%
Quanta Services, Inc.	640	134,317
Vinci S.A. - ADR	5,670	157,910
		292,227
Industrial Support Services - 1.9%
Hudson Technologies, Inc. (a)	16,785	202,427

Machinery - 2.6%
AGCO Corporation	815	105,567
CECO Environmental Corporation (a)	12,790	176,246
		281,813
Transportation Equipment - 2.9%
Blue Bird Corporation (a)	14,445	315,623

Materials - 10.4%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	562	166,065

Construction Materials - 1.7%
CRH plc - ADR	3,105	178,755

Metals & Mining - 7.2%
Heidelberg Materials AG - ADR	9,603	154,512
Livent Corporation (a)	10,970	235,526
MP Materials Corporation (a)	11,447	239,700
Newmont Corporation	3,687	145,342
		775,080

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Real Estate - 2.3%
REITs - 2.3%
Gladstone Land Corporation	8,785	$ 138,188
Prologis, Inc.	890	110,538
		248,726
Technology - 10.5%
Semiconductors - 2.5%
Analog Devices, Inc.	735	133,609
Infineon Technologies AG - ADR	3,555	127,553
		261,162
Software - 6.5%
Autodesk, Inc. (a)	873	193,754
Microsoft Corporation	994	325,793
Salesforce, Inc. (a)	820	181,597
		701,144
Technology Hardware - 1.5%
FUJIFILM Holdings Corporation - ADR	2,750	162,415

Total Common Stocks (Cost $9,133,850)		$ 10,443,939

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Government Obligations Fund - Class X, 5.25% (b) (Cost $206,445)	206,445	$ 206,445

Investments at Value - 99.2% (Cost $9,340,295)		$ 10,650,384

Other Assets in Excess of Liabilities - 0.8%		80,840

Net Assets - 100.0%		$ 10,731,224

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea
S.p.A.	- Societa per azioni

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2023.